Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Management and leasing fees	$ 15,795		$ 12,570		$ 8,913
Management and leasing fees—related party	24,509		14,546		12,417
Commissions	5,023		5,777		6,359
Commissions—related party	7,932		24,183		5,375
Sale of real estate	2,271		417		3,937
Sale of real estate—related party					9,535
Rental and other income	8,526		5,140		4,000
Total revenue	64,056		62,633		50,536
Operating expenses
Commission and marketing expenses	4,550		3,965		3,186
Compensation and related expenses	55,834		41,129		38,155
Merger-related compensation and related expenses					2,225
Cost of real estate sold	2,230		397		2,714
Cost of real estate sold—related party					8,812
General and administrative	19,448		14,455		11,314
Depreciation and amortization	4,937		2,798		1,618
Rental operating expense	4,496		3,308		1,913
Total operating expenses	91,495		66,052		69,937
Equity in joint venture income	21,527		12,507		10,548
Interest income from loan pool participations and notes receivable	9,256		7,886		11,855
Operating income	3,344		16,974		3,002
Non-operating income (expense)
Interest income	133		285		192
Interest income—related party	2,805		2,021		662
Acquisition related gains	25,476		6,348		2,108
Gain on sale of marketable securities	4,353
Gain on early extinguishment of mortgage debt					16,670
Loss on early extinguishment of corporate debt					(4,788)
Acquisition-related expenses	(675)
Interest expense	(28,595)		(20,507)		(7,634)
Income from continuing operations before benefit from (provision for) income taxes	6,841		5,121		10,212
Benefit from (provision for) income taxes	208		2,014		(3,727)
Income from continuing operations	7,049		7,135		6,485
Discontinued Operations
Income from discontinued operations, net of income taxes	2		8
(Loss) gain from sale of real estate, net of income taxes	(212)		335
Net income	6,839		7,478		6,485
Net income attributable to the noncontrolling interests	(2,589)		(1,132)		(2,979)
Net income attributable to Kennedy-Wilson Holdings, Inc.	4,250		6,346		3,506
Preferred stock dividends and accretion of issuance costs	(8,144)		(8,744)		(4,558)
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$ (3,894)		$ (2,398)		$ (1,052)
Basic and diluted income (loss) per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders
Continuing operations (in dollars per share)	$ (0.07)		$ (0.06)		$ (0.03)
Discontinued operations, net of income taxes (in dollars per share)	$ 0.00		$ 0.01		$ 0.00
Earning per share - basic and diluted (in dollars per share)	$ (0.07)	[1]	$ (0.05)	[1]	$ (0.03)	[1]
Weighted Average Number of Shares Outstanding, Basic and Diluted	55,285,833		42,415,770		38,978,272
Dividends declared per common share (in dollar per share)	$ 0.20		$ 0.11		$ 0.00

[1]	EPS amounts may not add due to rounding.